UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one.):

                           /_X_/  is a restatement.
                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 507 Paseo de la Playa
         Redondo Beach, CA  90277

Form 13F File Number:  28-10765


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (310) 421-4943

Signature, Place, and Date of Signing:

/s/ Ryan I. Jacob
RYAN I. JACOB
Redondo Beach, CA
11/16/07

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


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                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     36

Form 13F Information Table Value Total:

    $63,592 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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                    JACOB ASSET MANAGEMENT OF NEW YORK, LLC
                   FORM 13F INFORMATION TABLE AS OF 9/30/2007

(COLUMN 1)                      (COLUMN 2)  (COLUMN 3)  (COLUMN 4)  (COLUMN 5)     (COLUMN 6)  (COLUMN 7)     (COLUMN 8)

NAME OF                          TITLE OF                VALUE      SHRS OR        INVESTMENT    OTHER     VOTING AUTHORITY
ISSUER                           CLASS      CUSIP       (X$1000)    PRN AMT*       DISCRETION   MANAGERS       (SOLE)

ADOBE SYS INC                    COMMON     00724F101       44         1,000            X                       1,000
AIRSPAN NETWORKS INC             COMMON     00950H102      901       360,422            X                     360,422
AKAMAI TECHNOLOGIES INC          COMMON     00971T101       49         1,700            X                       1,700
ALVARION LTD                     COMMON     M0861T100      703        48,400            X                      48,400
APPLE INC                        COMMON     037833100      921         6,000            X                       6,000
AUTOBYTEL INC                    COMMON     05275N106    2,709       830,841            X                     830,841
BAIDU COM INC                    COMMON     056752108      869         3,000            X                       3,000
CDC CORP SHS A                   COMMON     G2022L106    2,599       354,513            X                     354,513
CNET NETWORKS INC                COMMON     12613R104        7         1,000            X                       1,000
CTRIP COM INTL LTD               COMMON     22943F100    1,658        32,000            X                      32,000
DELTATHREE INC                   COMMON     24783N102      132       199,986            X                     199,986
DIGITAL RIV INC                  COMMON     25388B104    1,281        28,621            X                      28,621
EARTHLINK INC                    COMMON     270321102    3,168       400,000            X                     400,000
EBAY INC                         COMMON     278642103      780        20,000            X                      20,000
ELECTRONIC ARTS INC              COMMON     285512109       56         1,000            X                       1,000
GOOGLE INC                       COMMON     38259P508    5,673        10,000            X                      10,000
HOLLYWOOD MEDIA CORP             COMMON     436233100    2,937       831,932            X                     831,932
INFOSPACE INC                    COMMON     45678T201    3,068       174,688            X                     174,688
LOOKSMART LTD                    COMMON     543442503    1,341       474,000            X                     474,000
MACROVISION CORP                 COMMON     555904101       36         1,474            X                       1,474
MONSTER WORLDWIDE INC            COMMON     611742107       61         1,789            X                       1,789
NAPSTER INC                      COMMON     630797108    4,606     1,408,644            X                   1,408,644
NEWS CORP                        COMMON     65248E104       22         1,000            X                       1,000
NOVELL INC                       COMMON     670006105      893       116,900            X                     116,900
OPENWAVE SYS INC                 COMMON     683718308    3,529       805,653            X                     805,653
RED HAT INC                      COMMON     756577102      795        40,000            X                      40,000
SANDISK CORP                     COMMON     80004C101    1,102        20,000            X                      20,000
SINA CORP                        COMMON     G81477104    3,756        78,500            X                      78,500
SIRF TECHNOLOGY HLDGS INC        COMMON     82967H101    2,135       100,000            X                     100,000
SOHU COM INC                     COMMON     83408W103    7,591       201,300            X                     201,300
SOURCEFORGE INC                  COMMON     83616W101    1,246       508,712            X                     508,712
TAKE-TWO INTERACTIVE SOFTWARE    COMMON     874054109    3,439       201,368            X                     201,368
THESTREET COM                    COMMON     88368Q103      920        75,947            X                      75,947
THQ INC                          COMMON     872443403       29         1,143            X                       1,143
UNITED ONLINE INC                COMMON     911268100      664        44,234            X                      44,234
YAHOO INC                        COMMON     984332106    3,872       144,274            X                     144,274

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